Accrued Liabilities (Details) - Schedule of Accrued Liabilities Consist - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Schedule of Accrued Liabilities Consist [Abstract]
Accrued consulting fees	$ 49,560	$ 165,192
Accrued compensation	170,283	605,290
Other	39,063	93,082
Total accrued liabilities	$ 258,906	$ 863,564